Note 21 - Other Liabilities - Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Values at the beginning of the year	$ 91,200
At the end of the year	99,000	$ 91,200
Fair value of funded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(132,438)	(145,692)
Translation differences	(4,137)	7,514
Return on plan assets	(5,018)	(4,936)
Remeasurements	(10,507)	3,967
Contributions paid to the plan	(3,589)	(3,108)
Benefits paid from the plan	10,259	9,453
Other	270	364
At the end of the year	(145,160)	(132,438)
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year	146,885	165,485
Translation differences	(4,542)	8,182
Benefits paid from the plan	10,259	9,453
At the end of the year	$ 160,412	$ 146,885
Equity instruments	49.00%	53.50%
Debt instruments	47.00%	42.80%
Others	4.00%	3.70%